united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value
	COMMON STOCKS - 96.5%
	AEROSPACE/DEFENSE - 4.6%
3,624	General Dynamics Corp.	$ 717,915
5,190	Raytheon Co.	838,081
		1,555,996
	BANKS - 7.1%
31,293	Bank of America Corp.	759,168
9,473	Northern Trust Corp.	920,871
13,550	U.S. Bancorp	703,516
		2,383,555
	BEVERAGE - 3.0%
5,151	Constellation Brands, Inc.	997,903

	CHEMICALS - 1.7%
6,678	LyondellBasell Industries N.V.	563,556

	COMPUTERS - 2.7%
6,246	Apple, Inc.	899,549

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
11,428	Discover Financial Services	710,707
23,451	Synchrony Financial	699,309
		1,410,016
	ELECTRIC - 2.2%
10,483	American Electric Power Co., Inc.	728,254

	ELECTRONICS - 2.4%
12,670	Fortive Corp.	802,644

	ENVIRONMENTAL CONTROL - 2.3%
12,308	Republic Services, Inc.	784,389

	FOOD - 1.8%
6,909	Kraft Heinz Co.	591,687

	HEALTHCARE-PRODUCTS - 4.6%
7,830	Danaher Corp.	660,773
5,125	Thermo Fisher Scientific. Inc,	894,159
		1,554,932
	HEALTHCARE - SERVICES - 5.3%
4,983	Aetna, Inc.	756,569
5,591	UnitedHealth Group, Inc.	1,036,683
		1,793,252
	HOUSEWARES - 2.8%
17,472	Newell Rubbermaid, Inc.	936,849

	INSURANCE - 2.8%
6,471	Chubb Ltd.	940,754

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	INTERNET - 5.7%
544	Alphabet, Inc. - Class A *	$ 494,349
544	Alphabet, Inc. - Class C *	505,746
26,157	eBay, Inc. *	913,402
		1,913,497
	LEISURE TIME - 2.9%
14,780	Carnival Corp.	969,125

	MEDIA - 2.5%
29,637	Twenty-First Century Fox, Inc.	839,913

	MISCELLANEOUS MANUFACTURER - 2.2%
3,507	3M Co.	730,122

	OIL & GAS - 4.9%
4,853	Chevron Corp.	589,785
6,471	EOG Resources, Inc.	585,755
5,785	Exxon Mobil Corp.	467,023
		1,642,563
	PHARMACEUTICALS - 5.0%
6,329	Johnson & Johnson	837,263
12,800	Merck & Co., Inc.	820,352
		1,657,615
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.2%
6,406	Digital Realty Trust, Inc.	723,558

	RETAIL - 8.8%
10,664	CVS Health Corp.	858,025
4,478	The Home Depot Inc.	686,925
9,116	TJX Cos., Inc.	657,902
9,978	Wal-Mart Stores, Inc.	755,135
		2,957,987
	SEMICONDUCTORS - 4.8%
29,029	Micron Technology, Inc. *	866,806
9,461	Texas Instruments, Inc.	727,835
		1,594,641
	SOFTWARE - 5.3%
7,869	Fiserv, Inc. *	962,693
16,190	Oracle Corp.	811,767
		1,774,460
	TELECOMMUNICATIONS - 4.7%
18,054	AT&T, Inc.	681,177
28,925	Cisco Systems, Inc.	905,353
		1,586,530

	TOTAL COMMON STOCKS (Cost $24,716,424)	32,333,347

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	EXCHANGE TRADED FUND - 0.6%
	EQUITY FUND - 0.6%
	SPDR S&P500 ETF Trust - (Cost $200,276)	$ 199,485

	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND - 3.5%
1,182,607	JPMorgan U.S. Government Money Market Fund - Institutional Shares, 0.62% ** (Cost $1,182,607)	1,182,607

	TOTAL INVESTMENTS - 100.6% (Cost $26,099,307) (a)	$ 33,715,439
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(207,633)
	NET ASSETS - 100.0%	$ 33,507,806

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,248,668 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,970,121
	Unrealized Depreciation:	(503,350)
	Net Unrealized Appreciation:	$ 7,466,771
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
N.V. - Naamloze Vennootschap

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,333,347	$ -	$ -	$ 32,333,347
Exchange Traded Fund	199,485	-	-	199,485
Short Term Investment	1,182,607	-	-	1,182,607
Total	$ 33,715,439	$ -	$ -	$ 33,715,439

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value
	COMMON STOCKS - 38.8%
	ADVERTISING - 0.3%
609	Omnicom Group, Inc.	$ 50,486

	AEROSPACE & DEFENSE - 1.2%
438	Arconic, Inc.	9,921
530	Harris Corp.	57,812
210	Lockheed Martin Corp.	58,298
545	Raytheon Co.	88,007
		214,038
	AGRICULTURE - 0.3%
886	Universal Corp.	57,324

	AIRLINES - 0.6%
1,087	Alaska Air Group, Inc.	97,569

	APPAREL - 0.4%
2,843	Hanesbrands, Inc.	65,844

	AUTO PARTS & EQUIPMENT - 0.6%
698	Lear Corp.	99,172

	BANKS - 2.1%
1,559	BB&T Corp.	70,794
2,419	International Bancshares Corp.	84,786
1,488	Prosperity Bancshares, Inc.	95,589
7,957	Regions Financial Corp.	116,491
		367,660
	BEVERAGES - 0.4%
571	Diageo PLC - ADR	68,423

	BIOTECHNOLOGY - 0.3%
301	Amgen, Inc.	51,841

	CHEMICALS - 1.6%
1,971	Celanese Corp.	187,127
1,274	Sensient Technologies Corp.	102,595
		289,722
	COMMERCIAL SERVICES - 1.8%
641	Automatic Data Processing, Inc.	65,677
1,197	CDK Global, Inc.	74,286
1,549	Deluxe Corp.	107,222
1,267	INC Research Holdings, Inc. *	74,119
		321,304
	COMPUTERS - 0.6%
736	Apple, Inc.	105,999

	DISTRIBUTION/WHOLESALE - 0.4%
1,925	LKQ Corp. *	63,429

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
373	Alliance Data Systems Corp. *	$ 95,745
1,497	Lazard Ltd.	69,356
5,454	Navient Corp.	90,809
		255,910
	ELECTRIC - 0.9%
1,026	American Electric Power Co, Inc.	71,276
1,093	Pinnacle West Capital Corp.	93,080
		164,356
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,060	Belden, Inc.	79,956

	ELECTRONICS - 0.6%
932	SYNNEX Corp.	111,803

	ENGINEERING & CONSTRUCTION - 0.4%
881	Dycom Industries, Inc. *	78,867

	ENTERTAINMENT - 0.4%
395	Vail Resorts, Inc.	80,118

	ENVIRONMENTAL CONTROL - 0.6%
1,253	MSA Safety, Inc.	101,706

	FOOD - 1.1%
684	Kraft Foods Group, Inc.	58,578
648	Sanderson Farms, Inc.	74,941
1,106	Sysco Corp.	55,665
		189,184
	HAND/MACHINE TOOLS - 0.8%
934	Regal Beloit Corp.	76,168
1,622	Kennametal, Inc.	60,695
		136,863
	HEALTHCARE - PRODUCTS - 0.9%
2,006	Hologic, Inc. *	91,032
2,139	VWR Corp. *	70,609
		161,641
	HEALTHCARE - SERVICES - 0.4%
404	UnitedHealth Group, Inc.	74,910

	HOUSEWARES - 0.4%
1,222	Newell Rubbermaid, Inc.	65,524

	INSURANCE - 2.5%
1,200	Aflac, Inc.	93,216
1,279	American Financial Group, Inc.	127,094
452	Assurant, Inc.	46,868
614	Chubb Ltd.	89,263
1,250	Cincinnati Financial Corp.	90,563
		447,004
	INTERNET - 0.2%
1,017	Cars.com, Inc. *	27,083

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	LEISURE TIME - 0.5%
1,467	Carnival Corp.	$ 96,191

	MACHINERY - CONSTRUCTION & MINING - 0.4%
676	Caterpillar, Inc.	72,643

	MACHINERY - DIVERSIFIED - 0.1%
177	Deere & Co.	21,875

	MEDIA - 0.3%
3,052	TEGNA, Inc.	43,979

	MINING - 0.1%
412	BHP Billiton Ltd. - ADR	14,663
187	Newmont Mining Corp.	6,057
		20,720
	MISCELLANEOUS MANUFACTURING - 0.5%
1,012	Ingersoll-Rand PLC	92,487

	OIL & GAS - 2.7%
248	Anadarko Petroleum Corp.	11,244
330	Apache Corp.	15,817
624	BP PLC - ADR	21,622
586	Cabot Oil & Gas Corp.	14,697
494	Carrizo Oil & Gas, Inc. *	8,606
660	Chevron Corp.	68,858
127	Cimarex Energy Co.	11,939
170	Concho Resources, Inc. *	20,660
361	ConocoPhillips	15,870
251	Devon Energy Corp.	8,024
185	EOG Resources, Inc.	16,746
200	EQT Corp.	11,718
333	Exxon Mobil Corp.	26,883
68	Goodrich Petroleum Corp. *	830
508	Imperial Oil Ltd.	14,823
287	Marathon Petroleum Corp.	15,019
392	Newfield Exploration Co. *	11,156
321	Occidental Petroleum Corp.	19,218
91	Pioneer Natural Resources Co.	14,522
280	Royal Dutch Shell PLC	14,893
1,588	RSP Permian, Inc. *	51,245
523	Suncor Energy, Inc.	15,272
1,001	Transocean Ltd. *	8,238
1,016	Valero Energy Corp.	68,539
		486,439
	OIL & GAS SERVICES - 0.9%
121	Core Laboratories N.V.	12,254
465	Halliburton Co.	19,860
680	Oil States International, Inc. *	18,462
2,994	RPC, Inc.	60,509
1,098	Superior Energy Services, Inc.	11,452
1,544	TechnipFMC PLC *	41,997
		164,534

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	PACKAGING & CONTAINERS - 0.2%
260	Packaging Corp. of America	$ 28,961

	PHARMACEUTICALS - 2.3%
1,402	AbbVie, Inc.	101,659
797	Johnson & Johnson	105,435
1,578	Merck & Co, Inc.	101,134
1,857	Prestige Brands Holdings, Inc. *	98,068
		406,296
	PIPELINES - 0.8%
392	DCP Midstream Partners LP	13,261
727	Enbridge Energy Partners LP	11,632
607	Enterprise Products Partners LP	16,437
969	Magellan Midstream Partners LP	69,061
229	ONEOK Partners LP	11,695
455	Plains All American Pipeline LP	11,953
309	TransCanada Corp.	14,730
		148,769
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
1,248	Agree Realty Corp.	57,246
6,899	Duke Realty Corp.	192,827
2,980	First Industrial Realty Trust, Inc.	85,288
2,191	Hospitality Properties Trust	63,868
643	Weyerhaeuser Co.	21,540
		420,769
	RETAIL - 1.3%
1,375	Dunkin' Brands Group Inc	75,790
1,106	Foot Locker, Inc.	54,504
662	Tractor Supply Co.	35,887
925	Wal-Mart Stores, Inc.	70,004
		236,185
	SEMICONDUCTORS - 0.4%
2,289	Intel Corp.	77,231

	SOFTWARE - 3.4%
1,510	CA, Inc.	52,050
1,169	j2 Global, Inc.	99,470
1,776	Microsoft Corp.	122,420
949	MSCI, Inc.	97,737
1,880	Open Text Corp.	59,295
1,027	Paychex, Inc.	58,477
1,575	Synopsys, Inc. *	114,865
		604,314
	TELECOMMUNICATIONS - 0.8%
1,481	AT&T, Inc.	55,878
2,544	Cisco Systems, Inc.	79,627
		135,505

	TOTAL COMMON STOCKS (Cost $5,094,831)	6,884,634

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Value
	CONVERTIBLE BONDS - 12.8%
	AUTO MANUFACTURERS - 2.1%
98,000	Navistar International Corp., 4.500% due 10/15/18	$ 98,184
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	280,115
		378,299
	DISTRIBUTION/WHOLESALE - 0.6%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	102,099

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	148,103

	HEALTHCARE-PRODUCTS - 1.5%
140,000	NuVasive, Inc., 2.750% due 7/1/17	258,562

	HEALTHCARE - SERVICES - 1.8%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	118,479
100,000	Tivity Health, Inc., 1.500% due 7/1/18	205,375
		323,854
	INTERNET - 1.1%
200,000	Web.com Group, Inc., 1.000% due 8/15/18	201,375

	INVESTMENT COMPANIES - 1.5%
250,000	Prospect Capital Corp., 5.875% due 1/15/19	259,375

	OIL & GAS - 0.8%
130,000	Alon USA Energy, Inc., 3.000% due 09/15/2018	147,956

	SEMICONDUCTORS - 0.9%
150,000	Rambus, Inc., 1.125% due 8/15/18	162,938

	SOFTWARE - 1.1%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	99,742
100,000	Nuance Communications, Inc., 2.750% due 11/1/31	99,937
		199,679
	TRANSPORTATION - 0.6%
108,000	Scorpio Tankers, Inc., 2.375% due 07/01/2019	97,065

	TOTAL CONVERTIBLE BONDS (Cost $1,821,284)	2,279,305
Shares
	EXCHANGE TRADED FUNDS - 4.6%
	ASSET ALLOCATION FUND - 1.8%
6,550	SPDR Bloomberg Barclays Convertible Securities ETF	325,011

	COMMODITY FUND - 0.1%
195	SPDR Gold Shares *	23,014

	DEBT FUND - 2.5%
1,044	First Trust Senior Loan ETF	50,509
2,711	Highland/iBoxx Senior Loan ETF	49,882
3,500	SPDR Bloomberg Barclays High Yield Bond ETF	130,200
2,370	Vanguard Intermediate-Term Corporate Bond ETF	207,446
		438,037

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS (continued) - 4.6%
	EQUITY FUNDS - 0.2%
342	iShares Global Timber & Forestry ETF	$ 20,968
680	VanEck Vectors Gold Miners ETF	15,014
		35,982

	TOTAL EXCHANGE TRADED FUNDS (Cost $768,491)	822,044
	MUTUAL FUNDS - 28.9%
	CLOSED-END FUND - 0.1%
1,925	Sprott Physical Silver Trust - Trust Unit *	12,147

	EQUITY FUNDS - 28.8%
297,977	Patriot Fund - Class A #	4,919,604
17,505	Ascendant Deep Value Convertibles Fund - Class I #	205,864
		5,125,468

	TOTAL MUTUAL FUNDS (Cost $4,678,724)	5,137,615

Principal ($)
	NON-CONVERTIBLE BONDS - 9.2%
	AUTO MANUFACTURERS - 0.5%
86,000	Ford Motor Co., 6.500% due 08/01/2018	90,170

	BANKS - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	55,929

	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	35,102

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/19	120,612

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
200,000	General Cable Corp., 4.500% due 11/15/29	151,625

	FOOD - 1.3%
225,000	Kellogg Co., 3.250% due 5/21/18	228,270

	INTERNET - 0.5%
92,000	eBay Inc., 2.200% due 8/1/19	92,413

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	75,201

	MEDIA - 0.7%
115,000	Viacom, Inc., 5.625% due 9/15/19	122,862

	OFFICE & BUSINESS EQUIPMENT - 0.9%
150,000	Xerox Corp., 3.500% due 8/20/20	152,791

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)			Value
		PHARMACEUTICALS - 0.6%
34,000		Merck Sharp & Dohme Corp., 5.000% due 6/30/19	$ 36,135
74,000		Pfizer, Inc., 4.650% due 3/1/18	75,567
			111,702
		PIPELINES - 0.8%
70,000		Kinder Morgan, Inc., 6.500% due 9/15/20	77,798
70,000		Kinder Morgan Energy Partners LP, 5.300% due 9/15/20	75,411
			153,209
		RETAIL - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/19	36,356

		TELECOMMUNICATIONS - 1.2%
200,000		AT&T, Inc., 2.450% due 6/30/20	201,167

		TOTAL NON-CONVERTIBLE BONDS (Cost $1,604,178)	1,627,409

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.1%
51,352	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	51,605
48,618	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,416
265,803	(b)	United States Treasury Inflation Indexed Bonds, 0.125% due 7/15/22	265,633
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $371,698)	367,654

Shares		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024)	-

		SHORT-TERM INVESTMENT- 2.8%
		MONEY MARKET FUND - 2.8%
488,447		JPMorgan U.S. Government Money Market Fund - Institutional Shares, 0.62% ** (Cost $488,447)	488,447

		TOTAL INVESTMENTS - 99.2% (Cost $14,924,677) (a)	$ 17,607,108
		OTHER ASSETS LESS LIABILITIES - 0.8%	145,973
		NET ASSETS - 100.0%	$ 17,753,081

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,005,130 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,022,026
		Unrealized Depreciation:	(420,048)
		Net Unrealized Appreciation:	$ 2,601,978
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
# Affiliated Fund
LP - Limited Partnership
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,884,634	$ -	$ -	$ 6,884,634
Convertible Bonds	-	2,279,305	-	2,279,305
Exchange Traded Funds	822,044	-	-	822,044
Mutual Funds	5,137,615	-	-	5,137,615
Non-Convertible Bonds	-	1,627,409	-	1,627,409
U.S. Government Treasury Obligations		367,654	-	367,654
Short-Term Investment	488,447	-	-	488,447
Total	$ 13,332,740	$ 4,274,368	$ -	$ 17,607,108

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 8/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/2017